INCOME TAX EXPENSE (RECOVERY) (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE (RECOVERY)
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2018	2017
Current tax expense (recovery)
Current period	$137.8	$63.2
Adjustment for prior periods	(7.9)	(10.0)

Deferred tax expense (recovery)
Origination and reversal of temporary differences	55.8	(83.0)
Impact of changes in tax rate	(0.1)	(0.1)
Change in unrecognized deductible temporary differences	(35.6)	7.5
Recognition of previously unrecognized tax losses	(11.2)	(0.8)
Total tax expense (recovery)	$138.8	$(23.2)

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2018	2017
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	8.0%	5.0%
Percentage of depletion	(3.4)%	0.0%

Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	42.1%	(19.1)%
Change in unrecognized deferred tax assets	59.2%	30.4%
Under (over) provided in prior periods	(34.4)%	(8.9)%
Income not subject to tax	(17.1)%	(3.0)%
Effect of non-deductible impairment/(reversals)	0.2%	(17.6)%
Enacted rate change	0.0%	0.1%
Accounting expenses disallowed for tax	17.8%	9.8%
Taxes on repatriation of foreign earnings	12.4%	3.8%
AMT credit receivable due to US Tax Reform	(7.8)%	(29.7)%
Other	19.1%	(2.8)%
Effective tax rate	122.6%	(5.5)%

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31,	December 31,
	2018	2017
Deferred tax assets
Accrued expenses and other	$39.5	$28.3
Property, plant and equipment	25.5	43.3
Reclamation and remediation obligations	69.5	50.2
Inventory capitalization	4.3	3.4
Non-capital loss	19.3	6.2
	158.1	131.4
Deferred tax liabilities
Accrued expenses and other	2.4	4.9
Property, plant and equipment	340.2	316.8
Inventory capitalization	35.7	32.0
Deferred tax liabilities - net	$220.2	$222.3

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31,	December 31,
	2018	2017
Balance at the beginning of the period	$222.3	$296.2
Recognized in profit/loss	8.9	(76.4)
Recognized in OCI	(11.1)	(0.8)
Other	0.1	3.3
Balance at the end of the period	$220.2	$222.3

	December 31,	December 31,
	2018	2017
Deductible temporary differences	$746.4	$777.0
Tax losses	551.2	505.4

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$801.0	2019 - 2038
United States(a)	Net operating losses	66.1	2019 - 2037
Chile	Net operating losses	206.4	No expiry
Brazil	Net operating losses	35.7	No expiry
Barbados	Net operating losses	927.8	2019-2025
Mauritania	Net operating losses	70.8	2019 - 2023
Other	Net operating losses	60.4	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.